Fair Value and Fair Value Hierarchy of Financial Instruments - Summary of Fair Value Measurement Hierarchy of Financial Instruments (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Disclosure Fair Value Measurement Hierarchy Of Financial Instrument [Line Items]
Financial liabilities at fair value through profit and loss	$ 87,900
Significant Observable Inputs (Level 2) | Warrant Liability
Disclosure Fair Value Measurement Hierarchy Of Financial Instrument [Line Items]
Financial liabilities at fair value through profit and loss	$ 87,900